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May 5, 2009	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Managers Funds
File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), The Managers Funds (the “Trust”) hereby certifies that the following form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in (i) the Trust’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 29, 2009 pursuant to Rule 485(a) under the 1933 Act and declared effective by the staff of the Securities and Exchange Commission on May 1, 2009, and (ii) the Trust’s Post-Effective Amendment No. 76 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2009 pursuant to Rule 485(b) under the 1933 Act:

Statement of Additional Information for Managers AMG Essex Large Cap Growth Fund, Managers Special Equity Fund, Managers International Equity Fund, Managers Emerging Markets Equity Fund, Managers Bond Fund, Managers Global Bond Fund, and Managers Money Market Fund dated May 1, 2009.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda